ASSETS HELD FOR SALE AND DISPOSITIONS - Fair value changes - Additional Information (Details) - CAD ($) $ in Thousands	4 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
ASSETS HELD FOR SALE AND DISPOSITIONS
Broker commissions, legal and advisory costs		$ 6,900	$ 400
Loss on sale of investment properties		$ 6,871	$ 427	[1]
Change in consumer price index inflation factor	$ (1,400)

[1]	The Trust has retrospectively applied IFRS 15, Revenue from Contracts with Customers (note 2(o)).